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                           UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001


Check here if Amendment  [  ] ;  Amendment Number:

This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:      President
Phone:    (302) 428-3506

Signature, Place, and Date of Signing:


Daniel F. Lindley                      Wilmington, DE            July 27, 2001
[Signature]                            [City, State]             [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
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         manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795
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                                                                                                          ITEM 6:
                                                                                                 INVESTMENT DISCRETION
             ITEM 1:                  ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:
                                                                                             -------------------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP #        SHARES      FAIR MARKET  (A)SOLE  (B) SHARED-  (C)SHARED
                                                                                   VALUE               AS DEFINED     OTHER
                                                                                                       IN INSTR. V
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
WASLIC COMPANY II

ALLIANCE ATLANTIS COMMUNICATIONS    Common Stock     01853E204      1,200          16,260       X
APPLIED MATERIALS INC               Common Stock     038222105      41,000       2,013,100      X
BANK NEW YORK INC                   Common Stock     064057102    1,545,000      74,160,000     X
BROADWING INC                       Common Stock     111620100    4,765,278     116,511,047     X
CINCINNATI FINL CORP                Common Stock     172062101    1,653,729      65,322,296     X
CONSTELLATION ENERGY GROUP          Common Stock     210371100      16,000        681,600       X
CONVERGYS CORPORATION               Common Stock     212485106    5,765,278     174,399,660     X
DTE ENERGY COMPANY                  Common Stock     233331107      40,000       1,857,600      X
FIFTH THIRD BANCORP                 Common Stock     316773100    19,579,902   1,175,773,115    X
ITC DELTACOM INC                    Common Stock     45031T104      40,000        160,000       X
INTEL CORP                          Common Stock     458140100      64,000       1,872,000      X
IBM CORP                            Common Stock     459200101      4,300         485,900       X
JP MORGAN CHASE AND CO              Common Stock     46625H100      22,200        990,120       X
KANSAS CITY POWER & LIGHT           Common Stock     485134100     105,000       2,577,750      X
LEXMARK INTERNATIONAL INC           Common Stock     529771107      72,700       4,889,075      X
MAGNA INTERNATIONAL INC CL A        Common Stock     559222401     100,700       6,192,043      X
MASCO CORP                          Common Stock     574599106      87,300       2,179,008      X
MCLEOD INC                          Common Stock     582266102     100,000        459,000       X
MEAD CORP                           Common Stock     582834107      46,400       1,259,296      X
NRG ENERGY INC                      Common Stock     629377102      30,000        662,400       X
NISOURCE INC                        Common Stock     65473P105     105,000       2,869,650      X
NORTEL NETWORKS CORP                Common Stock     656568102      38,000        343,140       X
NORTH FORK BANCORP                  Common Stock     659424105      38,300       1,187,300      X
NORTHWESTERN CORP                   Common Stock     668074107     270,000       6,048,000      X
OHIO CASUALTY CORP                  Common Stock     677240103     928,100       12,018,895     X
ONLINE RESOURCES & COMM CORP        Common Stock     68273G101      71,284        171,082       X
PINNACLE HOLDINGS INC.              Common Stock     72346N101      67,700        406,877       X
PUGET ENERGY INC                    Common Stock     745310102      90,000       2,358,000      X
SCHLUMBERGER LTD                    Common Stock     806857108      11,300        594,945       X
SPRINT CORP                         Common Stock     852061100      50,000       1,068,000      X
SUN MICROSYSTEMS                    Common Stock     866810104      47,400        745,128       X
US BANCORP                          Common Stock     902973304    15,254,305    347,645,611     X
US FREIGHTWAYS CORP                 Common Stock     916906100      8,300         244,850       X
VERIZON COMMUNICATIONS              Common Stock     92343V104      22,900       1,225,150      X
WEATHERFORD INTL INC NEW            Common Stock     947074100      50,000       2,400,000      X
WILLIAMS COMMUNICATIONS GROUP       Common Stock     969455104      41,119        122,123       X
WILLIAMS COS INC                    Common Stock     969457100      50,000       1,647,500      X

                             TOTAL                                51,223,695  $2,013,557,520
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                                                         ITEM 8:
                                                    VOTING AUTHORITY
             ITEM 1:               ITEM 7:               (SHARES)
                                                 ---------------------------------------
          NAME OF ISSUER          MANAGERS       (A)SOLE         (B) SHARED     (C) NONE
                                  SEE INSTR. V

----------------------------------------------------------------------------------------
WASLIC COMPANY II

ALLIANCE ATLANTIS COMMUNICATIONS                     1,200
APPLIED MATERIALS INC                               41,000
BANK NEW YORK INC                                1,545,000
BROADWING INC                                    4,765,278
CINCINNATI FINL CORP                             1,653,729
CONSTELLATION ENERGY GROUP                          16,000
CONVERGYS CORPORATION                            5,765,278
DTE ENERGY COMPANY                                  40,000
FIFTH THIRD BANCORP                             19,579,902
ITC DELTACOM INC                                    40,000
INTEL CORP                                          64,000
IBM CORP                                             4,300
JP MORGAN CHASE AND CO                              22,200
KANSAS CITY POWER & LIGHT                          105,000
LEXMARK INTERNATIONAL INC                           72,700
MAGNA INTERNATIONAL INC CL A                       100,700
MASCO CORP                                          87,300
MCLEOD INC                                         100,000
MEAD CORP                                           46,400
NRG ENERGY INC                                      30,000
NISOURCE INC                                       105,000
NORTEL NETWORKS CORP                                38,000
NORTH FORK BANCORP                                  38,300
NORTHWESTERN CORP                                  270,000
OHIO CASUALTY CORP                                 928,100
ONLINE RESOURCES & COMM CORP                        71,284
PINNACLE HOLDINGS INC.                              67,700
PUGET ENERGY INC                                    90,000
SCHLUMBERGER LTD                                    11,300
SPRINT CORP                                         50,000
SUN MICROSYSTEMS                                    47,400
US BANCORP                                      15,254,305
US FREIGHTWAYS CORP                                  8,300
VERIZON COMMUNICATIONS                              22,900
WEATHERFORD INTL INC NEW                            50,000
WILLIAMS COMMUNICATIONS GROUP                       41,119
WILLIAMS COS INC                                    50,000

                             TOTAL              51,223,695
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